INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

United States and foreign profit/(loss) from operations before income taxes was as follows:

	December 31,
	2023	2022
United States	(2,299)	584
Foreign	(6,200)	(12,055)
Loss before income taxes	$(8,499)	$(11,471)

A reconciliation of the statutory income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2023	2022
Taxes at domestic rate	21.0%	21.0%
State and local income taxes	(1.4)%	—%
Non-US statutory rates	1.8%	2.9%
Permanent items	(1.6)%	—%
Nondeductible Research Expense	(7.4)%	(6.3)%
Change in valuation allowance	(16.9)%	(17.9)%
Warrant revaluation	1.1%	—%
Prior year true-up	3.4%	0.1%
Effective tax rate	—%	(0.2)%

The components of income tax provision/(benefit) are as follows:

	December 31,
	2023	2022
Current
Federal	$—	$—
State	—	2
Foreign	—	22
Total Current	$—	$24

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$—	$24

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$10,874	$9,151
Stock Compensation	207	187
Property plant and equipment	(114)	(150)
Other	45	(119)
	11,012	9,069
Valuation allowance	(11,012)	(9,069)
Deferred tax assets, net of allowance	$—	$—

The Company recorded a full valuation allowance against its net deferred tax assets as of December 31, 2023, and 2022. The Company considered the positive and negative evidence bearing upon its ability to realize the deferred tax assets. In addition to the Company’s history of cumulative losses, the Company cannot be certain that future taxable income will be sufficient to realize its deferred tax assets. Accordingly, a full valuation allowance has been provided against its net deferred tax assets. When the Company changes its determination as to the amount of its deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made.

As of December 31, 2023, and 2022, the Company had United Kingdom net operating loss carry-forwards of approximately $38.4 million and $32.9 million, respectively. The United Kingdom net operating loss carry-forwards were generated in the tax years from 2009 to 2023 with an unlimited carry-forward period.

As of December 31, 2023, and 2022, the Company had United States federal net operating loss carry-forwards of approximately $5.4 million and $3.3 million, respectively. The United States federal net operating loss carry-forwards were generated in the tax years from 2020 to 2023 with an unlimited carry-forward period. As of December 31, 2023, and 2022, the Company had U.S. state net operating loss carry-forwards of approximately $1.8 million and $3.3 million, respectively. The U.S. state net operating loss carry-forwards were generated in the tax years from 2021 to 2022 expiring at various dates through 2042.

The Company has no uncertain tax positions, or penalties and interest accrued, that if recognized would reduce net operating loss carry-forwards or affect tax expense.

The Company files tax returns as prescribed by the tax laws in the Unites States and United Kingdom in which they operate. In the normal course of business, the Company is subject to examination by the federal jurisdiction based on the statute of limitations. As of December 31, 2023, open years related to the United States and United Kingdom are 2020 to 2022.

The Company has no open tax audits with any taxing authority as of December 31, 2023. As of December 31, 2023 and December 31, 2022, the Company had no accrued interest and penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.